Floating Rate Portfolio as of April 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Senior Floating Rate
Interests -- 84.3%(1)

Principal
Amount         Borrower/Tranche Description                      Value
--------------------------------------------------------------------------------
Advertising -- 1.2%
--------------------------------------------------------------------------------
               Lamar Media Corp.
$  10,917,500  Term Loan, Maturing March 1, 2006                 $   10,975,985
    3,195,850  Term Loan, Maturing August 1, 2006                     3,212,970
    3,000,000  Term Loan, Maturing February 1, 2007                   3,023,625
--------------------------------------------------------------------------------
                                                                 $   17,212,580
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.0%
--------------------------------------------------------------------------------
               Aircraft Braking Systems Corp.
$     795,072  Term Loan, Maturing September 30, 2004            $      791,096
      631,774  Term Loan, Maturing September 30, 2005                   626,049
               Alliant Techsystems, Inc.
    5,666,644  Term Loan, Maturing April 20, 2009                     5,711,671
               Dyncorp
    6,231,886  Term Loan, Maturing December 9, 2006                   6,249,416
               Fairchild Holdings Corporation
    6,495,314  Term Loan, Maturing April 30, 2006                     5,910,736
               Hexcel Corporation
    2,375,310  Term Loan, Maturing August 25, 2005                    2,311,967
               Transdigm Holding Company
      974,085  Term Loan, Maturing May 15, 2006                         970,432
    2,497,953  Term Loan, Maturing May 15, 2007                       2,488,585
               United Defense Industries, Inc.
    3,561,020  Term Loan, Maturing June 30, 2009                      3,585,947
--------------------------------------------------------------------------------
                                                                 $   28,645,899
--------------------------------------------------------------------------------
Air Freight & Couriers -- 0.2%
--------------------------------------------------------------------------------
               Evergreen International Aviation, Inc.
$   3,290,343  Term Loan, Maturing October 30, 2002              $    3,191,633
      137,818  Term Loan, Maturing April 30, 2003                       133,683
      223,598  Term Loan, Maturing June 1, 2003                         216,890
--------------------------------------------------------------------------------
                                                                 $    3,542,206
--------------------------------------------------------------------------------
Auto Components -- 2.7%
--------------------------------------------------------------------------------
               Accuride Corporation
$   1,936,244  Term Loan, Maturing January 21, 2005              $    1,670,010
      819,524  Term Loan, Maturing January 21, 2006                     745,767
    1,148,000  Term Loan, Maturing January 21, 2007                   1,044,680
               American Axle & Manufacturing, Inc.
    3,994,638  Term Loan, Maturing April 30, 2006                     3,998,205
               Collins & Aikman
    5,486,250  Term Loan, Maturing December 31, 2004                  5,477,104
               Exide Corporation
   *4,800,000  DIP Loan, Maturing February 15, 2004                   4,705,014
    5,409,796  Term Loan, Maturing March 18, 2005                     3,849,973
               Federal Mogul Corp DIP (First Lien)
    2,930,577  Term Loan, Maturing November 30, 2003                  2,948,893
               Federal-Mogul Corporation
    3,244,320  Revolvering Loan Maturing February 24, 2004            3,130,769
    2,896,682  Term Loan, Maturing February 24, 2004                  2,809,781
    2,500,000  Term Loan, Maturing February 24, 2005                  1,704,168
               J.L. French Automotive Castings, Inc.
    2,391,218  Term Loan, Maturing November 30, 2006                  2,068,404
               Metaldyne, Inc.
    3,696,629  Term Loan, Maturing May 31, 2008                       3,545,685
               Venture Holdings Trust
    1,123,656  Term Loan, Maturing April 1, 2004                      1,022,527
-------------------------------------------------------------------------------
                                                                 $   38,720,980
-------------------------------------------------------------------------------
Broadcast Media -- 4.5%
-------------------------------------------------------------------------------
               Benedek Broadcasting Corporation
$   2,478,502  Term Loan, Maturing November 20, 2007             $    2,467,969
               CanWest Media, Inc.
    6,727,054  Term Loan, Maturing May 15, 2008                       6,806,938
    4,202,745  Term Loan, Maturing May 15, 2009                       4,252,653
               Citadel Communications Corp.
    9,000,000  Term Loan, Maturing December 31, 2008                  9,094,500
               Cumulus Media, Inc.
    1,000,000  Term Loan, Maturing March 31, 2010                     1,011,250
               Discovery Communications, Inc.
   16,250,000  Term Loan, Maturing May 13, 2004                      15,782,813
               Lin Television Corp.
    6,386,269  Term Loan, Maturing March 31, 2007                     6,423,188
    2,309,339  Term Loan, Maturing September 30, 2007                 2,335,319
               Nexstar Finance, LLC
    1,732,143  Term Loan, Maturing July 12, 2007                      1,707,243
               Paxson Communications Corporation
    3,970,000  Term Loan, Maturing June 30, 2006                      3,999,775
               Sinclair Broadcast Group, Inc.
    3,600,000  Term Loan, Maturing September 15, 2005                 3,631,500
               Susquehanna Media Co.
    2,000,000  Term Loan, Maturing June 30, 2007                      1,950,000
    6,230,000  Term Loan, Maturing June 30, 2008                      6,261,150
-------------------------------------------------------------------------------
                                                                 $   65,724,298
-------------------------------------------------------------------------------
Cable Television -- 8.0%
-------------------------------------------------------------------------------
               Century Cable Holdings, LLC
$   1,000,000  Term Loan, Maturing June 30, 2009                 $      936,544
    7,500,000  Term Loan, Maturing December 31, 2009                  6,975,000
               Charter Communications Operating, LLC.
   29,000,000  Term Loan, Maturing March 18, 2008                    27,835,157
               Charter Communications VI
    2,500,000  Term Loan, Maturing March 18, 2008                     2,409,688
    2,992,500  Term Loan, Maturing February 2, 2008                   2,890,007
               Classic Cable, Inc.
    2,491,926  Term Loan, Maturing October 31, 2007                   2,068,299
               Falcon Holding Group, L.P.
      367,164  Revolvering Loan Maturing December 31, 2005              357,985
               Frontiervision Operating Partners, L.P.
    6,398,412  Term Loan, Maturing March 31, 2006                     6,238,452
               Hilton Head Communications
   17,955,000  Term Loan, Maturing May 15, 2007                      17,977,444
               Insight Midwest Holdings, LLC
   24,000,000  Term Loan, Maturing December 31, 2009                 24,122,496
               Mediacom Broadband, LLC
    8,000,000  Term Loan, Maturing September 30, 2010                 8,034,448
               Mediacom Southeast
    2,500,000  Term Loan, Maturing September 30, 2008                 2,509,375
               RCN Corporation
    2,062,500  Term Loan, Maturing June 30, 2007                      1,647,135
               Videotron LTEE
   12,000,000  Term Loan, Maturing December 1, 2009                  12,030,000
--------------------------------------------------------------------------------
                                                                 $  116,032,030
--------------------------------------------------------------------------------
Casinos & Gaming -- 1.2%
--------------------------------------------------------------------------------
               Alliance Gaming Corporation
$   7,000,000  Term Loan, Maturing November 30, 2006             $    7,070,000
               Argosy Gaming Company
    4,962,500  Term Loan, Maturing June 30, 2008                      5,011,093
               Aztar Corporation
    1,727,792  Term Loan, Maturing June 30, 2005                      1,726,712
               Boyd Gaming Corporation
    3,871,581  Revolvering Loan Maturing June 15, 2003                3,861,902
--------------------------------------------------------------------------------
                                                                 $   17,669,707
--------------------------------------------------------------------------------
Chemicals -- 5.6%
--------------------------------------------------------------------------------
               Arteva B.V. (Kosa)
$   7,161,690  Term Loan, Maturing December 31, 2006             $    6,992,495
               Equistar Chemicals, L.P.
    5,473,747  Term Loan, Maturing August 31, 2007                    5,508,938
               Foamex L.P.
      184,780  Term Loan, Maturing June 30, 2006                        184,410
    1,878,096  Term Loan, Maturing June 30, 2007                      1,874,340
               GEO Specialty Chemicals, Inc.
    2,500,000  Term Loan, Maturing December 31, 2007                  2,356,250
               Georgia Gulf Corporation
    5,541,413  Term Loan, Maturing December 31, 2006                  5,574,317
               Huntsman Corporation
    4,000,000  Term Loan, Maturing December 31, 2003                  3,995,000
    1,470,000  Term Loan, Maturing December 31, 2004                  1,268,610
               Huntsman Int'l
    4,388,783  Term Loan, Maturing June 30, 2007                      4,372,553
    4,388,783  Term Loan, Maturing June 30, 2008                      4,372,553
               IMC Global, Inc
    6,449,710  Term Loan, Maturing November 17, 2006                  6,503,727
               Lyondell Petrochemical Company
   14,049,981  Term Loan, Maturing June 30, 2007                     14,210,067
               Messer Griesham GmbH
    3,623,251  Term Loan, Maturing April 30, 2009                     3,658,730
    6,374,687  Term Loan, Maturing April 30, 2010                     6,437,108
               Millenium Chemicals inc.
    4,180,000  Term Loan, Maturing June 30, 2006                      4,199,855
               NOVEON
    3,588,750  Term Loan, Maturing September 30, 2008                 3,600,338
               Polymer Group, Inc.
    4,206,630  Term Loan, Maturing December 20, 2005                  3,970,007
    2,675,157  Term Loan, Maturing December 20, 2006                  2,524,679
--------------------------------------------------------------------------------
                                                                 $   81,603,978
--------------------------------------------------------------------------------
Coal -- 0.2%
--------------------------------------------------------------------------------
               Arch Western Resources, LLC.
$   3,500,000  Term Loan, Maturing April 30, 2008                $    3,525,522
--------------------------------------------------------------------------------
                                                                 $    3,525,522
--------------------------------------------------------------------------------
Commercial Services -- 3.2%
--------------------------------------------------------------------------------
               Advanstar Communications Inc.
$   5,606,571  Term Loan, Maturing November 17, 2007             $    5,564,522
               American Seafood Holdings
    1,875,000  Term Loan, Maturing September 30, 2007                 1,873,131
    1,125,000  Term Loan, Maturing March 31, 2009                     1,135,313
               Anthony Crane Rental, L.P.
    4,465,561  Term Loan, Maturing July 20, 2006                      3,399,408
               Brickman Holdings Corp
    3,126,584  Term Loan, Maturing January 14, 2006                   3,118,768
               Caterair International Corporation
      355,633  Term Loan, Maturing March 1, 2007                        340,963
               Coinmach Laundry Corporation
   10,000,000  Term Loan, Maturing July 25, 2009                     10,100,000
               Corrections Corporation of America
    1,486,411  Term Loan, Maturing December 31, 2002                  1,487,340
    2,023,534  Term Loan, Maturing January 1, 2003                    2,022,585
    2,994,528  Term Loan, Maturing January 1, 2004                    2,993,124
               Iron Mountain Incorporated
    8,000,000  Term Loan, Maturing February 15, 2008                  8,063,336
               Nationsrent, Inc.
    2,075,663  Term Loan, Maturing July 20, 2006                        833,725
               SC International Services, Inc.
    2,850,444  Term Loan, Maturing March 1, 2007                      2,732,863
               Volume Services, Inc.
    2,445,278  Term Loan, Maturing December 31, 2002                  2,429,995
--------------------------------------------------------------------------------
                                                                 $   46,095,073
--------------------------------------------------------------------------------
Communications Equipment -- 1.0%
--------------------------------------------------------------------------------
               Amphenol Corporation
$     782,257  Term Loan, Maturing May 19, 2004                      $  769,643
   11,901,210  Term Loan, Maturing May 19, 2005                      11,845,952
               Superior Telecom, Inc.
    1,933,317  Term Loan, Maturing November 27, 2005                  1,362,021
--------------------------------------------------------------------------------
                                                                 $   13,977,616
--------------------------------------------------------------------------------
Computer Software & Services -- 0.6%
--------------------------------------------------------------------------------
               CSG Systems Intl, Inc
$   3,649,050  Term Loan, Maturing December 31, 2006             $    3,619,401
               Titan Corporation
    2,461,149  Term Loan, Maturing March 31, 2006                     2,461,660
    1,962,000  Term Loan, Maturing March 31, 2007                     1,960,162
--------------------------------------------------------------------------------
                                                                 $    8,041,223
--------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.2%
--------------------------------------------------------------------------------
               Ball Corporation
$   8,264,491  Term Loan, Maturing March 10, 2006                $    8,255,640
               Impress Metal Packaging Holdings B.V.
    1,970,000  Term Loan, Maturing December 31, 2006                  1,960,150
               Silgan Holdings Inc.
    1,425,072  Revolvering Loan Maturing December 31, 2003            1,413,493
      508,371  Term Loan, Maturing December 31, 2003                    504,241
    5,953,998  Term Loan, Maturing June 30, 2005                      5,900,043
--------------------------------------------------------------------------------
                                                                 $   18,033,567
--------------------------------------------------------------------------------
Containers & Packaging - Paper -- 3.6%
--------------------------------------------------------------------------------
               Graphic Packaging Corporation
$     996,250  Term Loan, Maturing February 28, 2009             $    1,008,496
               Greif Bros. Corporation
    2,829,193  Term Loan, Maturing February 28, 2008                  2,849,232
               Jefferson Smurfit Corporation
    6,590,909  Term Loan, Maturing March 31, 2005                     6,527,063
    7,300,000  Term Loan, Maturing March 31, 2007                     7,309,629
               Port Townsend Paper Corporation
      630,528  Term Loan, Maturing March 16, 2007                       610,035
      988,885  Term Loan, Maturing March 16, 2008                       966,635
               Riverwood International Corporation
    1,466,667  Revolvering Loan Maturing December 31, 2005            1,427,250
   10,000,000  Term Loan, Maturing December 31, 2006                 10,049,110
               Stone Container Corporation
    1,493,362  Term Loan, Maturing October 1, 2003                    1,500,736
    1,686,770  Term Loan, Maturing October 1, 2004                    1,693,096
    8,916,486  Term Loan, Maturing December 31, 2006                  8,938,777
               Temple-Inland Inc.
   10,000,000  Term Loan, Maturing April 30, 2003                     9,993,750
--------------------------------------------------------------------------------
                                                                 $   52,873,809
--------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.4%
--------------------------------------------------------------------------------
               Crown Cork & Seal Company, Inc.
$   7,120,000  Term Loan, Maturing August 4, 2002                $    7,088,850
               IPC, Inc.
    8,292,178  Term Loan, Maturing September 30, 2004                 8,281,813
               Tekni-Plex, Inc.
    1,268,571  Revolvering Loan Maturing June 21, 2006                1,186,114
    1,315,422  Term Loan, Maturing June 21, 2006                      1,295,691
    2,000,000  Term Loan, Maturing June 30, 2008                      2,005,000
--------------------------------------------------------------------------------
                                                                 $   19,857,468
--------------------------------------------------------------------------------
Educational Services -- 0.3%
--------------------------------------------------------------------------------
               Kindercare Learning Centers, Inc.
 $  5,023,299  Revolvering Loan Maturing February 13, 2005       $    4,613,061
      366,506  Term Loan, Maturing February 13, 2006                    357,802
--------------------------------------------------------------------------------
                                                                 $    4,970,863
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.8%
--------------------------------------------------------------------------------
               Hughes Electronics Corporation
$  11,000,000  Term Loan, Maturing December 5, 2002              $   11,025,212
--------------------------------------------------------------------------------
                                                                 $   11,025,212
--------------------------------------------------------------------------------
Entertainment -- 5.1%
--------------------------------------------------------------------------------
               Amfac Resorts, Inc.
$   4,475,913  Term Loan, Maturing September 30, 2003            $    4,464,723
    4,475,913  Term Loan, Maturing September 30, 2004                 4,464,723
               Blockbuster Entertainment Corp.
   16,958,333  Term Loan, Maturing July 1, 2004                      16,749,881
               Dreamworks Film Trust
   10,970,000  Term Loan, Maturing December 31, 2006                 11,031,706
               KSL Recreation Group, Inc.
    2,350,515  Term Loan, Maturing April 30, 2005                     2,317,216
    2,350,515  Term Loan, Maturing April 30, 2006                     2,327,990
               Metro-Goldwyn- Mayer Inc.
    2,858,108  Term Loan, Maturing March 31, 2005                     2,846,796
   13,835,500  Term Loan, Maturing March 31, 2006                    13,803,069
               Six Flags Theme Parks Inc.
   16,168,750  Term Loan, Maturing September 30, 2005                16,311,342
--------------------------------------------------------------------------------
                                                                 $   74,317,446
--------------------------------------------------------------------------------
Environmental Services -- 0.5%
--------------------------------------------------------------------------------
               Allied Waste Industries, Inc.
$     374,230  Term Loan, Maturing July 30, 2005                 $      368,195
    3,168,865  Term Loan, Maturing July 30, 2006                      3,165,138
    3,802,637  Term Loan, Maturing July 30, 2007                      3,798,166
               Stericycle, Inc.
      440,857  Term Loan, Maturing November 10, 2006                    443,428
--------------------------------------------------------------------------------
                                                                 $    7,774,927
--------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 3.0%
--------------------------------------------------------------------------------
               Cott Corporation
$   2,385,068  Term Loan, Maturing December 31, 2006             $    2,396,993
               CP Kelco U.S., Inc.
    4,268,820  Term Loan, Maturing March 31, 2008                     4,048,263
    1,422,267  Term Loan, Maturing March 31, 2009                     1,348,782
               Del Monte Corporation
    4,495,645  Term Loan, Maturing March 31, 2008                     4,548,096
               Eagle Family Foods, Inc
    3,214,597  Term Loan, Maturing December 31, 2005                  2,989,576
               Flowers Foods, Inc.
    5,461,244  Term Loan, Maturing June 30, 2006                      5,511,760
               Interstate Brands Corporations
    7,691,875  Term Loan, Maturing July 19, 2007                      7,736,342
    1,000,000  Term Loan, Maturing August 19, 2007                    1,000,000
               Michael Foods, Inc.
    4,344,975  Term Loan, Maturing March 30, 2008                     4,385,709
               Nutra Sweet
      128,502  Term Loan, Maturing June 30, 2007                        129,251
               Pabst Brewing Company
    3,053,861  Term Loan, Maturing April 30, 2004                     2,840,091
               Suiza Food Corporation
    6,132,813  Term Loan, Maturing July 15, 2007                      6,146,869
--------------------------------------------------------------------------------
                                                                 $   43,081,732
--------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 0.6%
--------------------------------------------------------------------------------
               Charles River Laboratories, Inc.
$   2,854,167  Term Loan, Maturing October 13, 2007              $    2,875,573
      540,000  Term Loan, Maturing February 15, 2008                    543,713
               Conmed Corporation
      500,000  Term Loan, Maturing December 30, 2004                    496,407
    1,006,796  Term Loan, Maturing December 31, 2005                    997,567
               Sybron Dental Management
    3,275,120  Term Loan, Maturing November 28, 2007                  3,318,106
--------------------------------------------------------------------------------
                                                                 $    8,231,366
--------------------------------------------------------------------------------
Health Care - Providers & Services -- 3.0%
--------------------------------------------------------------------------------
               Advance Paradigm, Inc.
   $  753,932  Term Loan, Maturing September 30, 2007            $      756,759
               Amerisource Bergen Corporation
   13,000,000  Term Loan, Maturing March 31, 2005                    12,837,500
               Caremark RX, Inc
    1,875,000  Term Loan, Maturing March 31, 2006                     1,882,031
               Community Health Systems, Inc.
    1,801,509  Term Loan, Maturing December 31, 2003                  1,812,017
    1,801,509  Term Loan, Maturing December 31, 2004                  1,812,769
    4,551,449  Term Loan, Maturing December 31, 2005                  4,584,320
               Concentra Managed Care, Inc.
    2,112,990  Term Loan, Maturing December 31, 2005                  2,120,914
    1,054,803  Term Loan, Maturing December 31, 2006                  1,058,758
               Express Scripts, Inc.
      677,419  Term Loan, Maturing March 31, 2006                       673,185
    3,000,000  Term Loan, Maturing March 31, 2007                     3,012,000
               Magellan Health Services, Inc.
    1,024,532  Term Loan, Maturing February 12, 2005                  1,026,325
    1,024,532  Term Loan, Maturing February 12, 2006                  1,026,325
               Rotech Healthcare, Inc.
    4,750,000  Term Loan, Maturing March 31, 2008                     4,812,344
               Team Health
    3,460,863  Term Loan, Maturing March 12, 2006                     3,460,863
               Triad Hospitals Holdings, Inc.
    3,222,742  Term Loan, Maturing March 31, 2008                     3,262,221
--------------------------------------------------------------------------------
                                                                 $   44,138,331
--------------------------------------------------------------------------------
Hotels -- 1.4%
--------------------------------------------------------------------------------
               Extended Stay America
$   7,231,664  Term Loan, Maturing December 31, 2007             $    7,266,318
               Mandalay Resort Group
   10,000,000  Term Loan, Maturing August 18, 2006                    9,934,380
               Wyndham International, Inc.
    3,953,701  Term Loan, Maturing June 30, 2006                      3,870,923
--------------------------------------------------------------------------------
                                                                 $   21,071,621
--------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.7%
--------------------------------------------------------------------------------
               Goodman Manufacturing Company, L.P.
$   1,148,167  Term Loan, Maturing July 31, 2005                 $    1,137,403
               Sealy Mattress Company
    2,288,381  Term Loan, Maturing December 15, 2004                  2,292,434
    1,763,923  Term Loan, Maturing December 15, 2005                  1,767,047
    2,141,572  Term Loan, Maturing December 15, 2006                  2,145,365
               Simmons Company
    1,000,557  Term Loan, Maturing October 30, 2005                   1,002,954
      707,056  Term Loan, Maturing October 30, 2006                     709,339
               Sleepmaster, LLC
    1,992,931  Term Loan, Maturing December 31, 2006                  1,713,921
--------------------------------------------------------------------------------
                                                                 $   10,768,463
--------------------------------------------------------------------------------
Household Products -- 0.4%
--------------------------------------------------------------------------------
               Church & Dwight Co. Inc.
$   3,000,000  Term Loan, Maturing September 30, 2007            $    3,036,696
               The Scotts Company
    2,957,540  Term Loan, Maturing December 31, 2007                  2,977,503
--------------------------------------------------------------------------------
                                                                 $    6,014,199
--------------------------------------------------------------------------------
Insurance -- 0.8%
--------------------------------------------------------------------------------
               White Mountains Insurance Group, LTD.
$   5,950,000  Term Loan, Maturing March 31, 2006                $    5,935,125
               Willis Corroon Corporation
    1,504,546  Term Loan, Maturing February 5, 2005                   1,474,455
      597,668  Term Loan, Maturing February 19, 2007                    593,683
    2,650,754  Term Loan, Maturing February 19, 2008                  2,637,501
    1,026,098  Term Loan, Maturing August 19, 2008                    1,020,968
--------------------------------------------------------------------------------
                                                                 $   11,661,732
--------------------------------------------------------------------------------
Leisure -- 0.8%
--------------------------------------------------------------------------------
               New England Sports Ventures, LLC
$  12,000,000  Term Loan, Maturing February 28, 2005             $   12,000,000
--------------------------------------------------------------------------------
                                                                 $   12,000,000
--------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
--------------------------------------------------------------------------------
               AMSCAN Holdings, Inc.
$   2,976,684  Term Loan, Maturing December 31, 2004             $    2,902,267
--------------------------------------------------------------------------------
                                                                 $    2,902,267
--------------------------------------------------------------------------------
Machinery -- 1.1%
--------------------------------------------------------------------------------
               Flowserve Corporation
$   3,248,285  Term Loan, Maturing June 30, 2007                 $    3,240,164
    6,167,458  Term Loan, Maturing June 30, 2008                      6,196,852
               The Manitowoc Company
    6,649,750  Term Loan, Maturing June 30, 2007                      6,704,610
--------------------------------------------------------------------------------
                                                                 $   16,141,626
--------------------------------------------------------------------------------
Manufacturing -- 3.5%
--------------------------------------------------------------------------------
               Advanced Glassfiber Yarns LLC
 $  4,986,403  Term Loan, Maturing September 30, 2005            $    4,295,595
               Blount International Inc.
    1,392,844  Term Loan, Maturing July 31, 2006                      1,377,174
               Dayton Superior Corporation
      608,475  Term Loan, Maturing September 29, 2005                   607,714
    2,493,750  Term Loan, Maturing May 31, 2008                       2,484,398
               Dresser, Inc.
       24,249  Term Loan, Maturing March 31, 2006                        24,233
    5,204,391  Term Loan, Maturing March 31, 2007                     5,249,929
               Gentek, Inc.
    2,429,817  Term Loan, Maturing April 30, 2007                     2,027,379
               Motor Coach Industries
    2,493,590  Term Loan, Maturing June 15, 2006                      2,197,476
               Mueller Group, Inc.
    2,470,786  Term Loan, Maturing August 17, 2006                    2,479,281
    1,480,964  Term Loan, Maturing August 17, 2007                    1,484,297
    1,960,000  Term Loan, Maturing August 17, 2008                    1,970,413
               Oshkosh Truck Corporation
    2,997,321  Term Loan, Maturing January 31, 2007                   3,023,548
               Panavision International, L.P.
    1,986,486  Term Loan, Maturing March 31, 2004                     1,802,736
    1,894,742  Revolvering Loan Maturing March 31, 2004               1,724,216
    1,107,827  Term Loan, Maturing March 31, 2005                     1,008,122
               Polypore Incorporated
    4,145,275  Term Loan, Maturing December 31, 2006                  4,150,457
    1,500,000  Term Loan, Maturing December 31, 2007                  1,507,500
               SPX Corporation
    5,165,905  Term Loan, Maturing December 31, 2006                  5,174,625
    6,387,007  Term Loan, Maturing December 31, 2007                  6,406,468
               Synthetic Industries, Inc.
    2,481,215  Term Loan, Maturing December 30, 2007                  2,205,180
--------------------------------------------------------------------------------
                                                                 $   51,200,741
--------------------------------------------------------------------------------
Metals & Mining -- 0.5%
--------------------------------------------------------------------------------
               Compass Minerals Group, Inc
$   1,527,778  Term Loan, Maturing November 28, 2009             $    1,547,193
               Neenah Foundry Company
    3,794,859  Term Loan, Maturing September 30, 2005                 3,491,270
               Stillwater Mining Company
    2,475,000  Term Loan, Maturing June 30, 2007                      2,475,000
--------------------------------------------------------------------------------
                                                                 $    7,513,463
--------------------------------------------------------------------------------
Miscellaneous -- 0.5%
--------------------------------------------------------------------------------
               Sotheby's Holdings, INC
$   5,250,000  Term Loan, Maturing August 11, 2002               $    5,210,625
               The Meow Mix Company
      500,000  Term Loan, Maturing January 31, 2008                     503,750
               Weight Watchers International, Inc.
      626,337  Term Loan, Maturing December 31, 2007                    631,035
      371,163  Term Loan, Maturing December 31, 2008                    373,947
--------------------------------------------------------------------------------
                                                                 $    6,719,357
--------------------------------------------------------------------------------
Oil & Gas -- 0.8%
--------------------------------------------------------------------------------
               The Premcor Refining Group, Inc.
$  12,250,000  Term Loan, Maturing August 23, 2003               $   12,272,969
--------------------------------------------------------------------------------
                                                                 $   12,272,969
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.7%
--------------------------------------------------------------------------------
               Bear Island Paper Company, LLC
$   1,178,130  Term Loan, Maturing December 31, 2005             $    1,136,895
               Norske Skog Canada LTD
    7,691,875  Term Loan, Maturing August 10, 2007                    7,776,809
               Potlatch Corporation
      992,500  Term Loan, Maturing June 29, 2005                        999,169
--------------------------------------------------------------------------------
                                                                 $    9,912,873
--------------------------------------------------------------------------------
Personal Products -- 1.7%
--------------------------------------------------------------------------------
               Armkel, LLC
$   2,487,500  Term Loan, Maturing March 31, 2009                $    2,516,522
               Mary Kay Cosmetics, Inc.
    7,231,875  Term Loan, Maturing December 6, 2002                   7,270,298
               Playtex Products, Inc.
   12,863,500  Term Loan, Maturing May 31, 2009                      12,998,567
               Revlon Consumer Products Corporation
    2,000,000  Term Loan, Maturing May 30, 2005                       1,978,750
--------------------------------------------------------------------------------
                                                                 $   24,764,137
--------------------------------------------------------------------------------
Publishing & Printing -- 3.9%
--------------------------------------------------------------------------------
               American Media Operations Inc.
$   5,407,477  Term Loan, Maturing April 1, 2007                 $    5,460,427
               Journal Register Company
    8,444,344  Term Loan, Maturing September 30, 2006                 8,275,457
               Liberty Group Operating, Inc.
    3,464,646  Term Loan, Maturing April 30, 2007                     3,408,346
               Merrill Corporation
    4,706,551  Term Loan, Maturing November 15, 2006                  4,235,896
               Morris Communications Corporation
    8,000,000  Term Loan, Maturing September 30, 2009                 8,055,000
               R.H. Donnelley Inc.
    2,457,008  Term Loan, Maturing December 5, 2005                   2,451,890
    2,302,081  Term Loan, Maturing December 5, 2006                   2,297,286
               Reiman Publications
    3,021,083  Term Loan, Maturing June 1, 2005                       2,998,425
    1,125,963  Term Loan, Maturing November 30, 2005                  1,130,655
               The McClatchy Company
   10,236,975  Term Loan, Maturing September 10, 2007                10,270,562
               Transwestern Publishing Company LLC
    7,984,199  Term Loan, Maturing June 27, 2008                      8,074,021
--------------------------------------------------------------------------------
                                                                 $   56,657,965
--------------------------------------------------------------------------------
Real Estate -- 4.7%
--------------------------------------------------------------------------------
               125 West 55th Street
$   5,456,349  Term Loan, Maturing June 9, 2004                  $    5,456,349
               622 Third Ave Company LLC
    5,000,000  Term Loan, Maturing September 30, 2004                 5,000,000
               AGBRI Octagon
    4,000,000  Term Loan, Maturing May 31, 2004                       3,970,000
               AIMCO Properties, L.P.
    6,774,826  Term Loan, Maturing February 28, 2004                  6,740,952
               American Tower, L.P.
    2,000,000  Term Loan, Maturing December 31, 2006                  1,815,834
    1,500,000  Term Loan, Maturing December 31, 2007                  1,394,780
               AP-Knight LP
    4,000,000  Term Loan, Maturing December 31, 2004                  3,995,000
               Crescent Real Estate Equities, L.P.
    8,000,000  Term Loan, Maturing May 31, 2005                       8,010,000
               FFD Development Company, LLC
      320,000  Revolvering Loan Maturing April 2, 2004                  318,400
               Head Acquisition
    9,297,536  Term Loan, Maturing November 8, 2002                   9,158,072
               iStar Preferred Holdings LLC
    2,000,000  Term Loan, Maturing July 20, 2006                      1,940,000
               Lennar Corporation
    5,153,373  Term Loan, Maturing May 2, 2007                        5,181,073
               MeriStar Investment Partners, L.P.
    2,365,000  Term Loan, Maturing September 30, 2002                 2,365,000
      988,413  Term Loan, Maturing March 31, 2003                       988,413
               Newkirk Master, L.P.
    4,987,500  Term Loan, Maturing December 31, 2004                  4,975,031
               OLY Hightop Parent
    2,368,155  Term Loan, Maturing March 31, 2006                     2,368,155
               Spectrasite Communications, Inc.
    2,500,000  Term Loan, Maturing December 31, 2007                  2,201,410
               Strategic Hotel Capital, LLC
    2,993,739  Term Loan, Maturing April 30, 2004                     2,976,899
               Urban Shopping Centers
      183,721  Term Loan, Maturing November 8, 2002                     183,721
--------------------------------------------------------------------------------
                                                                 $   69,039,089
--------------------------------------------------------------------------------
Restaurants -- 1.3%
--------------------------------------------------------------------------------
               AFC Enterprises Inc
$   2,291,331  Term Loan, Maturing June 30, 2004                 $    2,292,048
               Buffets, Inc.
      516,578  Term Loan, Maturing March 31, 2006                       514,964
    5,309,986  Term Loan, Maturing March 31, 2007                     5,336,536
               Tricon Global Restaurants, Inc.
   10,551,559  Term Loan, Maturing October 2, 2002                   10,536,481
--------------------------------------------------------------------------------
                                                                 $   18,680,029
--------------------------------------------------------------------------------
Retail - Food & Drug -- 3.9%
--------------------------------------------------------------------------------
               Domino's Inc.
$   2,799,107  Term Loan, Maturing December 21, 2006             $    2,838,843
    2,805,505  Term Loan, Maturing December 21, 2007                  2,845,332
               Duane Reade Inc.
    4,694,803  Term Loan, Maturing February 15, 2007                  4,718,277
               Fleming Companies, Inc.
    3,541,667  Revolvering Loan Maturing July 25, 2004                3,400,000
    5,455,857  Term Loan, Maturing July 25, 2004                      5,401,298
               Rite Aid Corporation
   23,851,909  Term Loan, Maturing June 27, 2005                     23,553,760
      858,136  Term Loan, Maturing June 27, 2006                        848,214
               SDM Corporation
    3,591,673  Term Loan, Maturing March 30, 2008                     3,616,739
    3,591,673  Term Loan, Maturing March 30, 2009                     3,616,739
               Winn-Dixie Stores
    5,214,399  Term Loan, Maturing March 28, 2007                     5,241,122
--------------------------------------------------------------------------------
                                                                 $   56,080,324
--------------------------------------------------------------------------------
Retail Stores - General Mdse -- 2.1%
--------------------------------------------------------------------------------
               Ames Merchandising Corporation
$  14,000,000  Term Loan, Maturing March 31, 2004                $   13,982,500
               Kmart Corporation
    5,196,219  Revolvering Loan Maturing December 6, 2002*            3,746,474
    8,500,000  DIP Loan, Maturing April 22, 2004                      8,560,563
               Shopko Stores, Inc.
    4,000,000  Term Loan, Maturing March 12, 2004                     4,005,000
--------------------------------------------------------------------------------
                                                                 $   30,294,537
--------------------------------------------------------------------------------
Retail - Specialty -- 1.9%
--------------------------------------------------------------------------------
               Advance Stores Company, Inc.
$   1,256,487  Term Loan, Maturing November 30, 2006             $    1,253,345
    7,000,000  Term Loan, Maturing November 30, 2007                  7,043,750
               Charming Shoppes, Inc.
      985,840  Revolvering Loan Maturing August 31, 2004                983,544
               CSK Auto, Inc.
    9,000,000  Term Loan, Maturing December 21, 2004                  9,041,247
               Jo-Ann Stores
    3,000,000  Term Loan, Maturing April 30, 2005                     2,985,000
               Travelcenters of America, Inc.
    6,683,250  Term Loan, Maturing November 8, 2008                   6,741,728
--------------------------------------------------------------------------------
                                                                 $   28,048,614
--------------------------------------------------------------------------------
Shipping Lines -- 0.2%
--------------------------------------------------------------------------------
               American Commercial Lines
$   1,330,186  Term Loan, Maturing June 30, 2006                 $    1,282,243
    2,286,691  Term Loan, Maturing June 30, 2007                      2,204,274
--------------------------------------------------------------------------------
                                                                 $    3,486,517
--------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.1%
--------------------------------------------------------------------------------
               Alec Holdings, Inc.
$   1,842,105  Term Loan, Maturing November 30, 2006             $    1,835,966
    1,657,895  Term Loan, Maturing November 30, 2007                  1,653,750
               Broadwing Inc.
    8,153,441  Term Loan, Maturing December 31, 2005                  7,847,687
               Fairpoint Communications, Inc.
    4,948,454  Term Loan, Maturing March 31, 2007                     4,830,928
--------------------------------------------------------------------------------
                                                                 $   16,168,331
--------------------------------------------------------------------------------
Telecommunications-Wireless -- 1.1%
--------------------------------------------------------------------------------
               American Cellular Corporation
$     299,611  Term Loan, Maturing March 31, 2006                $      252,796
               Centennial Cellular Corp.
    1,348,676  Term Loan, Maturing November 30, 2006                  1,101,623
      930,002  Term Loan, Maturing November 30, 2007                    759,642
               Cricket Communications, Inc.
    2,000,000  Term Loan, Maturing June 30, 2007                      1,357,500
               Microcell Connexions
      970,630  Term Loan, Maturing March 1, 2006                        821,800
               Nextel Communications, Inc.
   12,000,000  Term Loan, Maturing March 31, 2009                    10,043,076
               Western Wireless
      300,000  Term Loan, Maturing September 30, 2007                   260,625
    1,730,000  Term Loan, Maturing September 30, 2008                 1,529,197
               Winstar Communications, Inc.*
      261,111  DIP Loan, Maturing September 30, 2002                     65,278
--------------------------------------------------------------------------------
                                                                 $   16,191,537
--------------------------------------------------------------------------------
Theaters -- 0.9%
--------------------------------------------------------------------------------
               Loews Cineplex Entertainment Corporation
 $  1,818,182  Term Loan, Maturing March 31, 2007                $    1,815,909
               Loews Cineplex Entertainment Corporation
    3,181,818  Term Loan, Maturing December 5, 2007                   3,177,841
               Regal Cinemas Inc.
    2,962,500  Term Loan, Maturing December 31, 2007                  2,994,439
               United Artists Theatre Co.
    4,987,403  Term Loan, Maturing March 31, 2005                      4,986,884
--------------------------------------------------------------------------------
                                                                 $   12,975,073
--------------------------------------------------------------------------------
Total Senior Floating Rate Interests
  (identified cost $1,234,262,009)                               $1,225,661,295
--------------------------------------------------------------------------------

Corporate Bonds & Notes -- 1.5%

Principal
Amount                  Security                                 Value
--------------------------------------------------------------------------------
Airlines -- 0.3%
--------------------------------------------------------------------------------
               Delta Air Lines
$   5,000,000  7.70%, 12/15/05                                   $    4,851,310
--------------------------------------------------------------------------------
                                                                 $    4,851,310
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.6%
--------------------------------------------------------------------------------
               Cendant Corp.
$   3,000,000  6.875%, 8/15/06                                   $    2,957,409
               ServiceMaster
    5,000,000  8.45%, 4/15/05                                         5,316,210
--------------------------------------------------------------------------------
                                                                 $    8,273,619
--------------------------------------------------------------------------------
Financial Services -- 0.2%
--------------------------------------------------------------------------------
               GATX Capital Corp.
$   3,000,000  8.25%, 9/1/03                                     $    3,013,143
--------------------------------------------------------------------------------
                                                                 $    3,013,143
--------------------------------------------------------------------------------
Medical Products -- 0.4%
--------------------------------------------------------------------------------
               Boston Scientific
$   5,250,000  6.625%, 3/15/05                                   $    5,394,039
--------------------------------------------------------------------------------
                                                                 $    5,394,039
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost, $21,339,463)                                 $   21,632,111
--------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.0%

Shares/Rights  Security                                          Value
--------------------------------------------------------------------------------
        7,860  Exide Corporation*                                $            0
--------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                          $            0
--------------------------------------------------------------------------------

Commercial Paper -- 12.4%

Principal
Amount                  Security                                 Value
--------------------------------------------------------------------------------
$  25,960,000  American Express Credit Corp.
               1.77%, 5/2/02                                     $   25,958,724
   25,960,000  Corporate Asset Funding Co.
               1.78%, 6/11/02                                        25,907,373
   28,000,000  Corporate Receivables Corp.
               1.86%, 5/1/02                                         28,000,000
   52,367,000  General Electric Capital
               1.90%, 5/1/02                                         52,367,000
   29,261,000  Marsh and McLennan Co.
               1.78%, 5/6/02                                         29,263,766
   18,515,000  Prudential Funding Corp.
               1.80%, 5/8/02                                         18,508,520
--------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $179,995,383)                                 $  179,995,383
--------------------------------------------------------------------------------
Total Investments -- 98.2%
  (identified cost, $1,435,596,855)                              $1,427,188,789
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                               26,399,854
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $1,453,588,643
--------------------------------------------------------------------------------
(1) Senior floating rate interest often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately three years.
  * Non-income producing security.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2002

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

as of April 30, 2002

Assets
--------------------------------------------------------------------------------
Investments, at value
  (identified cost, $1,435,596,855)                              $1,427,188,789
Cash                                                                 22,230,677
Receivable for investments sold                                           8,466
Interest receivable                                                   4,963,163
Prepaid expenses                                                         68,788
--------------------------------------------------------------------------------
Total assets                                                    $ 1,454,459,883
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for open swap contracts                                  $      718,806
Payable to affiliate for Trustees' fees                                  21,789
Accrued expenses                                                        130,645
--------------------------------------------------------------------------------
Total liabilities                                                $      871,240
--------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio        $1,453,588,643
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $1,462,643,609
Net unrealized depreciation (computed on the basis of
  identified cost)                                                   (9,054,966)
--------------------------------------------------------------------------------
Total                                                            $1,453,588,643
--------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2002

Statement of Operations

For the Six Months Ended April 30, 2002

Investment Income
--------------------------------------------------------------------------------
Interest                                                         $   37,434,118
--------------------------------------------------------------------------------
Total investment income                                          $   37,434,118
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                           $    3,950,146
Trustees' fees and expenses                                              34,970
Custodian fee                                                           197,139
Legal and accounting services                                            73,128
Miscellaneous                                                           119,721
--------------------------------------------------------------------------------
Total expenses                                                   $    4,375,104
--------------------------------------------------------------------------------
Net investment income                                            $   33,059,014
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $   (8,241,480)
--------------------------------------------------------------------------------
Net realized loss                                                $   (8,241,480)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $   16,043,120
  Interest rate swap contracts                                          402,243
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $   16,445,363
--------------------------------------------------------------------------------
Net realized and unrealized gain                                 $    8,203,883
--------------------------------------------------------------------------------
Net increase in net assets from operations                       $   41,262,897
--------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2002

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                       Six Months Ended
Increase (Decrease)                                      April 30, 2002           Year Ended
in Net Assets                                               (Unaudited)     October 31, 2001
--------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $   33,059,014       $   53,147,280
  Net realized gain (loss)                                   (8,241,480)             477,260
  Net change in unrealized appreciation
    (depreciation)                                           16,445,363          (25,331,445)
--------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   41,262,897       $   28,293,095
--------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                          $  255,204,301       $1,495,843,116
  Withdrawals                                              (230,606,585)        (282,304,261)
--------------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                           $   24,597,716       $1,213,538,855
--------------------------------------------------------------------------------------------
Net increase in net assets                               $   65,860,613       $1,241,831,950
--------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------
At beginning of period                                   $1,387,728,030       $  145,896,080
--------------------------------------------------------------------------------------------
At end of period                                         $1,453,588,643       $1,387,728,030
--------------------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2002

FINANCIAL STATEMENTS CONT'D

Supplementary Data
                                                          Six Months Ended              Year Ended October 31,
                                                           April 30, 2002        -----------------------------------
                                                             (Unaudited)              2001                2000(1)
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                                0.62%(3)                 0.57%                0.04%(3)
  Net investment income                                       4.69%(3)                 6.45%                8.49%(3)
Portfolio Turnover                                              29%                      52%                   3%
--------------------------------------------------------------------------------------------------------------------
Total Return(2)                                               3.01%                      --                   --
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $1,453,589               $1,387,728             $145,896
--------------------------------------------------------------------------------------------------------------------
+The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser.
 Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
  Expenses                                                                             0.61%                0.79%(3)
  Net investment income                                                                6.41%                7.74%(3)
--------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Total return is required to be disclosed for fiscal years after December 15, 2000.
(3) Annualized.

                                        See notes to financial statements

Floating Rate Portfolio as of April 30, 2002

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  The Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio accretes market discounts on debt securities. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a fixed rate. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ form those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Statements -- The interim financial statements relating to April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the fee was equivalent to 0.560% of the Portfolio's average net assets for such period and amounted to $3,950,146.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  During the six months ended April 30, 2002 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $5,007,480.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2002 aggregated $369,505,119, $202,856,383 and $156,345,977 respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $600 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2002, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $1,435,596,855
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $6,413,048
  Gross unrealized depreciation                                 (14,821,114)
  ------------------------------------------------------------------------------
  Net unrealized depreciation                                   $(8,408,066)
  ------------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio has entered into an interest rate swap agreement with J.P. Morgan Chase whereby the Portfolio makes semi-annual payments on the notional amount of $16,250,000. In exchange, the Portfolio receives payments quarterly equal to three month LIBOR on the same notional amount. The value of the contract, which terminates at 7/20/05, is recorded as a payable for open swap contracts of $646,900 at April 30, 2002.

Floating Rate Portfolio

Officers

JAMES B. HAWKES
President and Trustee


SCOTT H. PAGE
Vice President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager


JAMES L. O'CONNOR
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ
President and Chief Executive Officer,
National Financial Partners


DONALD R. DWIGHT
President, Dwight Partners, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration


NORTON H. REAMER
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation


LYNN A. STOUT
Professor of Law,
UCLA School of Law

JACK L. TREYNOR
Investment Adviser and Consultant
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INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116